Property and equipment, net - Summary of Property Plant and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 4,711	$ 4,551
Acquisitions	340	1,383
Acquisitions of subsidiaries (note 3)		62
Adjustment of hyperinflation	107	61
Disposals/write-downs	(120)	(55)
Depreciation	(1,193)	(997)
Exchange rate effect	64	(294)
Ending balance	3,909	4,711
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	7,802
Ending balance	8,300	7,802
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(3,091)
Ending balance	(4,391)	(3,091)
Leasehold Improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,841	2,248
Acquisitions	16	22
Acquisitions of subsidiaries (note 3)		0
Adjustment of hyperinflation	12	0
Disposals/write-downs	(120)	0
Depreciation	(428)	(277)
Exchange rate effect	110	(152)
Ending balance	1,431	1,841
Leasehold Improvements [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,796
Ending balance	2,811	2,796
Leasehold Improvements [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(955)
Ending balance	(1,380)	(955)
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	161	185
Acquisitions	13	16
Acquisitions of subsidiaries (note 3)		0
Adjustment of hyperinflation	0	0
Disposals/write-downs	0	0
Depreciation	(32)	(27)
Exchange rate effect	9	(13)
Ending balance	151	161
Machinery and equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	279
Ending balance	307	279
Machinery and equipment [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(118)
Ending balance	(156)	(118)
Furniture and fixture [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	403	453
Acquisitions	56	21
Acquisitions of subsidiaries (note 3)		36
Adjustment of hyperinflation	7	8
Disposals/write-downs	0	(30)
Depreciation	(72)	(73)
Exchange rate effect	14	(12)
Ending balance	408	403
Furniture and fixture [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	740
Ending balance	836	740
Furniture and fixture [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(337)
Ending balance	(428)	(337)
Computers and peripherals [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,306	1,665
Acquisitions	255	1,324
Acquisitions of subsidiaries (note 3)		26
Adjustment of hyperinflation	88	53
Disposals/write-downs	0	(25)
Depreciation	(661)	(620)
Exchange rate effect	(69)	(117)
Ending balance	1,919	2,306
Computers and peripherals [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,987
Ending balance	4,346	3,987
Computers and peripherals [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,681)
Ending balance	$ (2,427)	$ (1,681)